Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Right-of-use asset at beginning of period	R$ 69,765
Right-of-use asset at end of period	73,827	R$ 69,765
Net balance at	73,827	69,765
Cost
Right-of-use asset
Right-of-use asset at beginning of period	94,408	88,388
Additions due to business combination (note 9.c)	5,414
Foreign currency difference	2,747	8,380
Additions	15,539	16,808
Derecognition of right-of-use assets	(4,563)	(19,168)
Remeasurement of right-of-use assets	1,318
Right-of-use asset at end of period	114,863	94,408	R$ 88,388
Net balance at	114,863	94,408	88,388
Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(24,643)	(14,490)	0
Foreign currency difference	(857)	(988)	(32)
Depreciation	(18,763)	(17,212)	(14,458)
Derecognition of right-of-use assets	3,602	8,047
Remeasurement of right-of-use assets	(376)
Right-of-use asset at end of period	(41,037)	(24,643)	(14,490)
Net balance at	(41,037)	(24,643)	(14,490)
Properties
Right-of-use asset
Right-of-use asset at beginning of period	66,459
Right-of-use asset at end of period	69,441	66,459
Net balance at	69,441	66,459
Properties | Cost
Right-of-use asset
Right-of-use asset at beginning of period	88,549	84,324
Additions due to business combination (note 9.c)	5,414
Foreign currency difference	2,744	8,370
Additions	11,815	14,305
Derecognition of right-of-use assets	(2,200)	(18,450)
Remeasurement of right-of-use assets	1,318
Right-of-use asset at end of period	107,640	88,549	84,324
Net balance at	107,640	88,549	84,324
Properties | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(22,090)	(13,434)	0
Foreign currency difference	(856)	(979)	(32)
Depreciation	(16,535)	(15,320)	(13,402)
Derecognition of right-of-use assets	1,657	7,643
Remeasurement of right-of-use assets	(376)
Right-of-use asset at end of period	(38,200)	(22,090)	(13,434)
Net balance at	(38,200)	(22,090)	(13,434)
Vehicles
Right-of-use asset
Right-of-use asset at beginning of period	2,809
Right-of-use asset at end of period	4,173	2,809
Net balance at	4,173	2,809
Vehicles | Cost
Right-of-use asset
Right-of-use asset at beginning of period	5,008	3,213
Additions due to business combination (note 9.c)	0
Foreign currency difference	3	10
Additions	3,724	2,503
Derecognition of right-of-use assets	(2,363)	(718)
Remeasurement of right-of-use assets	0
Right-of-use asset at end of period	6,372	5,008	3,213
Net balance at	6,372	5,008	3,213
Vehicles | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(2,199)	(985)	0
Foreign currency difference	(1)	(9)	0
Depreciation	(1,944)	(1,609)	(985)
Derecognition of right-of-use assets	1,945	404
Remeasurement of right-of-use assets	0
Right-of-use asset at end of period	(2,199)	(2,199)	(985)
Net balance at	(2,199)	(2,199)	(985)
IT equipment
Right-of-use asset
Right-of-use asset at beginning of period	497
Right-of-use asset at end of period	213	497
Net balance at	213	497
IT equipment | Cost
Right-of-use asset
Right-of-use asset at beginning of period	851	851
Additions due to business combination (note 9.c)	0
Foreign currency difference	0	0
Additions	0	0
Derecognition of right-of-use assets	0	0
Remeasurement of right-of-use assets	0
Right-of-use asset at end of period	851	851	851
Net balance at	851	851	851
IT equipment | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(354)	(71)	0
Foreign currency difference	0	0	0
Depreciation	(284)	(283)	(71)
Derecognition of right-of-use assets	0	0
Remeasurement of right-of-use assets	0
Right-of-use asset at end of period	(638)	(354)	(71)
Net balance at	R$ (638)	R$ (354)	R$ (71)